Leases (Tables)	6 Months Ended
Mar. 31, 2022
Leases
Summary of supplemental balance sheet information related to operating leases

	As of	As of
	March 31,	September 30,
	2022	2021
Right-of-use assets under operating leases	$953,209	$776,665
Operating lease liabilities, current	216,288	155,532
Operating lease liabilities, non-current	776,327	605,793
Total operating lease liabilities	$992,615	$761,325

Summary of maturities of operating lease liabilities

As of
March 31,
Twelve months ending March 31,	2022
2023	$304,587
2024	191,558
2025	191,558
2026	191,558
2027	93,115
Thereafter	419,018
Total Future minimum lease payments	1,391,394
Less: Imputed interest	(398,779)
Total	$992,615